Fair Value Measurements and Disclosures - Summary of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate and repossessed assets	$ 1,636	$ 1,380	$ 845
Impaired loans	5,483	4,865	3,371
Doubtful [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	5,483	4,865	3,371
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate and repossessed assets	1,636	1,380	845
Level 3 [Member] | Doubtful [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 5,483	$ 4,865	$ 3,371